LEASE (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) lease	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
LEASE
Operating Lease Expenses	$ 30,275	$ 63,480	$ 109,346
Number of Operating Leases | lease	1
Operating Lease Assets:
Total operating lease assets	$ 59,300	86,584
Operating lease obligations:
Current operating lease liabilities	73,560	23,859
Operating lease liabilities, noncurrent	24,575	72,537
Total Lease liabilities	$ 98,135	$ 96,396